Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 3,203,614	$ (87,971)
Percent of Total	100.00%	100.00%
Australian dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 20,687	$ 27,388
Percent of Total	0.65%	(31.13%)
Brazilian real
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,036
Percent of Total	0.06%
British pound
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 93,550	$ (26,283)
Percent of Total	2.92%	29.88%
Canadian dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 50,750	$ 28,301
Percent of Total	1.58%	(32.17%)
Euro
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 69,475	$ 369,336
Percent of Total	2.17%	(419.84%)
Hong Kong dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 329,215	$ 38,779
Percent of Total	10.28%	(44.08%)
Japanese yen
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 7,165	$ (178,063)
Percent of Total	0.22%	202.41%
Korean won
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ 164,001
Percent of Total		(186.43%)
Malaysian ringgit
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (454)	$ (5,879)
Percent of Total	(0.01%)	6.68%
Norwegian krone
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 27,236	$ (90,054)
Percent of Total	0.85%	102.37%
Polish zloty
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 5,540	$ 56,473
Percent of Total	0.17%	(64.20%)
Singapore dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,494	$ 576
Percent of Total	0.08%	(0.65%)
South African rand
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (850)	$ 15,663
Percent of Total	(0.03%)	(17.80%)
Swedish krona
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (36,967)	$ 23,867
Percent of Total	(1.15%)	(27.13%)
Taiwan dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 4,431	$ (221)
Percent of Total	0.14%	0.25%
Thai baht
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (868)	$ (655)
Percent of Total	(0.03%)	0.74%
U.S. dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,630,174	$ (511,200)
Percent of Total	82.10%	581.10%